Commitments and Contingencies (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 02, 2024	Jul. 14, 2023	Jun. 30, 2023	Dec. 31, 2024	Oct. 31, 2024
Non-cancelable commitments for product manufacturing costs				$ 12,800
Pharmosa License Agreement
Upfront license fee to be paid			$ 10,000
Accrued additional upfront license fee					$ 3,500
Maximum potential development milestone payments	$ 37,750
Milestone payment for each additional indication approved by the FDA after PAH and PH-ILD and each additional product approved by the FDA under the license	10,000
Milestone payment for each additional indication approved by the EMA after PAH and PH-ILD	2,000
Milestone payment for each additional indication approved by the PMDA after PAH and PH-ILD	500
Pharmosa License Agreement | North America
Maximum potential sales milestones	185,000
Pharmosa License Agreement | Other then North America
Maximum potential sales milestones	$ 150,000
Chasm Technologies
Maximum future contingent milestones and royalties				1,500
Accrued contingent milestones and royalties				200
Agreement With LGM Pharma, LLC
Purchase Commitment, Remaining Minimum Amount Committed				$ 2,700
Expiration term of agreement				5 years
Amended and Restated Commercial Manufacturing Services and Supply Agreement with Lonza Tampa LLC
Termination term for FDA rejection		60 days
Termination term for FDA delay		120 days
Percentage of reimburse		50.00%
Aggregate exceed		$ 2,500
Term of submission		24 months
Initial term		12 months